BNY Mellon Dynamic Total Return Fund
Consolidated Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Exchange-Traded Funds — 4.5%
Registered Investment Companies — 4.5%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $4,001,063)	164,893	3,884,879

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount
Options Purchased — .4%
Call Options — .0%
Standard and Poor’s 500 E-mini March Future, Contracts 38	6,300.00	3/21/2025	11,970,000	43,700
Put Options — .4%
Standard and Poor’s 500 E-mini March Future, Contracts 60	6,050.00	3/21/2025	18,150,000	325,500
Total Options Purchased (cost $594,133)				369,200

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)
Short-Term Investments — 72.1%
U.S. Government Securities — 72.1%
U.S. Treasury Bills(a)	4.42	2/6/2025	49,000,000	48,982,829
U.S. Treasury Bills(a),(b)	4.46	2/6/2025	12,700,000	12,695,550
Total Short-Term Investments (cost $61,662,587)				61,678,379

	1-Day Yield (%)	Shares
Investment Companies — 8.4%
Registered Investment Companies — 8.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $7,182,770)	4.42	7,182,770	7,182,770
Total Investments (cost $73,440,553)		85.4%	73,115,228
Cash and Receivables (Net)		14.6%	12,474,506
Net Assets		100.0%	85,589,734

ETF—Exchange-Traded Fund

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)	These securities are wholly-owned by the Subsidiary referenced in Note 1.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Consolidated Statement of Investments (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	25	3/20/2025	3,260,377(a)	3,305,501	45,124
Australian 10 Year Bonds	59	3/17/2025	4,146,353(a)	4,119,768	(26,585)
Brent Crude	13	5/30/2025	992,942(b)	957,710	(35,232)
Chicago SRW Wheat	25	5/14/2025	700,338(b)	715,313	14,975
Chicago SRW Wheat	4	7/14/2025	111,988(b)	116,850	4,862
Cocoa	1	7/16/2025	97,193(b)	105,700	8,506
Coffee “C”	6	5/19/2025	777,612(b)	835,538	57,926
Coffee “C”	1	7/21/2025	115,803(b)	136,519	20,715
Copper	1	3/27/2025	106,818(b)	106,975	157
Corn	7	7/14/2025	168,459(b)	173,863	5,404
Cotton No.2	24	5/7/2025	831,483(b)	804,480	(27,003)
Cotton No.2	4	7/9/2025	140,228(b)	136,460	(3,768)
DJ Euro Stoxx 50	10	3/21/2025	517,208(a)	548,888	31,680
Gasoline	3	5/30/2025	287,181(b)	286,448	(733)
Gasoline	1	6/30/2025	93,819(b)	94,433	614
Hang Seng	31	2/27/2025	3,930,393(a)	4,043,141	112,748
Hard Red Winter Wheat	23	5/14/2025	653,365(b)	677,350	23,985
IBEX 35 Index	31	2/21/2025	3,805,124(a)	3,985,611	180,487
Japanese 10 Year Mini Bonds	52	3/12/2025	4,746,891(a)	4,718,708	(28,183)
Lean Hog	12	6/13/2025	495,012(b)	494,400	(612)
Live Cattle	7	4/30/2025	534,825(b)	566,440	31,615
Live Cattle	4	6/30/2025	303,223(b)	314,720	11,497
LME Lead	35	3/17/2025	1,780,135(b)	1,692,714	(87,421)
LME Nickel	3	3/17/2025	276,627(b)	272,018	(4,609)
LME Primary Aluminum	15	3/17/2025	981,153(b)	977,531	(3,622)
LME Primary Aluminum	24	6/16/2025	1,527,934(b)	1,560,456	32,522
LME Zinc	25	3/17/2025	1,889,225(b)	1,701,344	(187,881)
Low Sulphur Gas Oil	2	7/10/2025	138,179(b)	136,400	(1,779)
Natural Gas	2	6/26/2025	75,866(b)	71,660	(4,206)
NY Harbor ULSD	1	6/30/2025	95,696(b)	96,025	329
NYMEX Palladium	4	6/26/2025	390,168(b)	433,200	43,032
S&P/Toronto Stock Exchange 60 Index	22	3/20/2025	4,605,755(a)	4,669,598	63,843
Silver	1	3/27/2025	152,930(b)	161,325	8,395
Soybean	49	5/14/2025	2,543,793(b)	2,590,875	47,082
Soybean	4	7/14/2025	207,963(b)	214,450	6,487
Soybean Meal	5	7/14/2025	156,806(b)	158,700	1,894
Soybean Oil	15	5/14/2025	410,538(b)	418,680	8,142
Soybean Oil	5	7/14/2025	133,390(b)	140,100	6,710
Standard & Poor’s 500 E-mini	116	3/21/2025	34,833,033(a)	35,190,050	357,017
Sugar No.11	84	4/30/2025	1,748,087(b)	1,682,150	(65,937)
Sugar No.11	8	6/30/2025	154,730(b)	157,158	2,428
Topix	33	3/13/2025	5,743,801(a)	5,938,489	194,688
U.S. Treasury 10 Year Notes	242	3/20/2025	26,555,135	26,340,188	(214,947)
United Kingdom Long Gilt Bonds	62	3/27/2025	7,128,888(a)	7,131,582	2,694

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
WTI Crude	20	5/20/2025	1,442,761(b)	1,415,600	(27,161)
WTI Crude	1	6/20/2025	71,654(b)	70,210	(1,444)
Futures Short
CAC 40 10 Euro	171	2/21/2025	13,608,825(a)	14,127,770	(518,945)
Canadian 10 Year Bonds	54	3/20/2025	4,578,594(a)	4,604,686	(26,092)
Cocoa	8	5/14/2025	912,232(b)	868,400	43,832
Copper	7	5/28/2025	754,767(b)	756,175	(1,408)
Corn	28	5/14/2025	684,426(b)	690,200	(5,774)
DAX	7	3/21/2025	3,794,276(a)	3,960,586	(166,310)
Euro-Bund	143	3/6/2025	20,117,136(a)	19,659,103	458,033
FTSE 100	54	3/21/2025	5,737,741(a)	5,798,938	(61,197)
FTSE/MIB Index	65	3/21/2025	11,831,791(a)	12,347,290	(515,499)
Gold 100 oz	6	4/28/2025	1,619,021(b)	1,701,000	(81,979)
LME Lead	32	3/17/2025	1,695,798(b)	1,547,624	148,174
LME Lead	8	6/16/2025	389,926(b)	393,536	(3,610)
LME Nickel	2	3/17/2025	215,370(b)	181,345	34,025
LME Nickel	2	6/16/2025	183,954(b)	184,004	(50)
LME Primary Aluminum	12	3/17/2025	768,339(b)	782,025	(13,686)
LME Primary Aluminum	2	6/16/2025	124,944(b)	130,038	(5,094)
LME Zinc	23	3/17/2025	1,782,099(b)	1,565,236	216,863
LME Zinc	17	6/16/2025	1,207,044(b)	1,172,069	34,975
Low Sulphur Gas Oil	4	6/12/2025	271,990(b)	274,300	(2,310)
Natural Gas	9	5/28/2025	333,592(b)	304,020	29,572
NY Harbor ULSD	3	5/30/2025	289,901(b)	289,120	781
Platinum	20	4/28/2025	942,569(b)	1,043,700	(101,131)
Silver	4	5/28/2025	618,206(b)	651,420	(33,214)
Soybean Meal	32	5/14/2025	1,005,124(b)	990,720	14,404
Gross Unrealized Appreciation					2,306,217
Gross Unrealized Depreciation					(2,257,422)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
(b)	These securities are wholly-owned by the Subsidiary referenced in Note 1.

Consolidated Statement of Investments (Unaudited) (continued)

Options Written
Description/Contracts	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
Standard and Poor’s 500 E-mini March Future, Contracts 60	5,600.00	3/21/2025	16,800,000	(76,500)
Total Options Written (premiums received $159,613)				(76,500)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
United States Dollar	9,149,700	New Zealand Dollar	15,751,183	3/19/2025	258,070
Israeli Shekel	369,000	United States Dollar	101,323	3/19/2025	1,893
United States Dollar	111,580	Mexican Peso	2,287,000	3/19/2025	2,041
United States Dollar	13,889,080	Swiss Franc	12,081,941	3/19/2025	552,457
Mexican Peso	97,218,000	United States Dollar	4,719,610	3/19/2025	(63,234)
United States Dollar	238,370	Hungarian Forint	95,020,000	3/19/2025	(2,597)
United States Dollar	3,591,734	British Pound	2,921,000	3/19/2025	(29,447)
United States Dollar	203,860	Indonesian Rupiah	3,314,145,000	3/19/2025	891
United States Dollar	506,991	Philippine Peso	29,802,000	3/19/2025	(2,780)
United States Dollar	1,011,336	Swedish Krona	11,192,000	3/19/2025	(925)
United States Dollar	12,071,672	Canadian Dollar	17,110,013	3/19/2025	275,323
South African Rand	1,504,000	United States Dollar	80,342	3/19/2025	(162)
United States Dollar	777,364	British Pound	610,000	3/19/2025	21,143
United States Dollar	181,877	Polish Zloty	751,000	3/19/2025	(2,488)
Australian Dollar	2,255,000	United States Dollar	1,401,941	3/19/2025	282
New Zealand Dollar	1,224,000	United States Dollar	691,775	3/19/2025	(820)
Indonesian Rupiah	2,370,241,000	United States Dollar	144,703	3/19/2025	458
South Korean Won	518,074,000	United States Dollar	355,930	3/19/2025	1,344
New Zealand Dollar	2,049,000	United States Dollar	1,149,226	3/19/2025	7,446
United States Dollar	236,288	Mexican Peso	4,939,000	3/19/2025	(271)
Australian Dollar	2,321,000	United States Dollar	1,453,140	3/19/2025	(9,875)
Indian Rupee	9,876,000	United States Dollar	114,704	3/19/2025	(1,087)
British Pound	11,770,651	United States Dollar	15,000,125	3/19/2025	(407,976)
Bank of Montreal
United States Dollar	64,721	New Zealand Dollar	115,000	3/19/2025	(197)
Barclays Capital, Inc.
United States Dollar	205,497	Polish Zloty	847,000	3/19/2025	(2,434)
Hungarian Forint	89,090,000	United States Dollar	227,598	3/19/2025	(1,669)
United States Dollar	1,083,450	Australian Dollar	1,686,874	3/19/2025	34,504
Israeli Shekel	1,963,000	United States Dollar	542,236	3/19/2025	6,847
United States Dollar	328,967	Swedish Krona	3,656,000	3/19/2025	(1,700)
Citibank N.A.
Israeli Shekel	393,000	United States Dollar	110,043	3/19/2025	(115)
Euro	650,000	United States Dollar	677,658	3/19/2025	(1,845)
Philippine Peso	27,912,000	United States Dollar	478,437	3/19/2025	(995)
British Pound	5,353,000	United States Dollar	6,721,983	3/19/2025	(85,836)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citibank N.A. (continued)
United States Dollar	749,534	British Pound	615,000	3/19/2025	(12,885)
United States Dollar	2,019,859	Euro	1,916,000	3/19/2025	27,771
United States Dollar	109,627	South African Rand	2,070,000	3/19/2025	(726)
United States Dollar	1,185,909	Canadian Dollar	1,704,000	3/19/2025	11,100
United States Dollar	265,713	Mexican Peso	5,528,000	3/19/2025	943
Australian Dollar	2,172,000	United States Dollar	1,383,580	3/19/2025	(32,968)
New Zealand Dollar	996,000	United States Dollar	563,213	3/19/2025	(966)
United States Dollar	1,472,646	Swedish Krona	16,314,000	3/19/2025	(2,875)
United States Dollar	1,136,073	British Pound	901,000	3/19/2025	19,098
British Pound	518,000	United States Dollar	634,962	3/19/2025	7,205
United States Dollar	77,124	Chilean Peso	78,651,000	3/19/2025	(3,018)
United States Dollar	716,246	Australian Dollar	1,150,000	3/19/2025	1,143
United States Dollar	215,665	Norwegian Krone	2,438,000	3/19/2025	278
United States Dollar	174,336	Polish Zloty	724,000	3/19/2025	(3,400)
Brazilian Real	800,000	United States Dollar	136,045	3/19/2025	(475)
Canadian Dollar	785,000	United States Dollar	546,732	3/19/2025	(5,521)
Swiss Franc	416,000	United States Dollar	461,163	3/19/2025	(1,962)
Euro	845,000	United States Dollar	872,333	3/19/2025	6,223
United States Dollar	871,848	Swiss Franc	767,000	3/19/2025	25,196
Australian Dollar	825,000	United States Dollar	511,064	3/19/2025	1,944
Mexican Peso	1,908,000	United States Dollar	92,057	3/19/2025	(671)
Goldman Sachs & Co. LLC
Indonesian Rupiah	70,051,935,000	United States Dollar	4,389,691	3/19/2025	(99,486)
United States Dollar	637,794	Australian Dollar	1,024,000	3/19/2025	1,042
New Zealand Dollar	3,698,000	United States Dollar	2,073,198	3/19/2025	14,344
Swedish Krona	46,786,085	United States Dollar	4,299,939	3/19/2025	(68,370)
Malaysian Ringgit	3,625,000	United States Dollar	806,997	3/19/2025	7,552
United States Dollar	6,863,430	Malaysian Ringgit	30,254,000	3/19/2025	65,261
Malaysian Ringgit	632,000	United States Dollar	142,342	3/19/2025	(330)
Brazilian Real	1,263,000	United States Dollar	200,894	3/19/2025	13,138
United States Dollar	2,105,480	Swedish Krona	23,044,000	3/19/2025	21,266
United States Dollar	5,509,232	South Korean Won	7,835,230,000	3/19/2025	105,902
United States Dollar	4,490,334	Israeli Shekel	15,985,000	3/19/2025	19,067
Indian Rupee	541,345,000	United States Dollar	6,341,252	3/19/2025	(113,443)
United States Dollar	24,439,179	Euro	23,149,365	3/19/2025	370,507
United States Dollar	70,820	Malaysian Ringgit	316,000	3/19/2025	(186)
Philippine Peso	19,373,000	United States Dollar	329,445	3/19/2025	1,936
South African Rand	22,515,000	United States Dollar	1,251,117	3/19/2025	(50,827)
United States Dollar	177,529	South African Rand	3,378,000	3/19/2025	(2,555)
United States Dollar	176,338	South African Rand	3,305,000	3/19/2025	146
Swiss Franc	576,000	United States Dollar	639,092	3/19/2025	(3,276)
Polish Zloty	1,354,000	United States Dollar	333,613	3/19/2025	(1,216)
United States Dollar	415,234	Mexican Peso	8,587,000	3/19/2025	3,949
South Korean Won	260,533,000	United States Dollar	179,951	3/19/2025	(282)

Consolidated Statement of Investments (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Canadian Dollar	1,910,000	United States Dollar	1,346,537	3/19/2025	(29,705)
Philippine Peso	63,642,000	United States Dollar	1,095,425	3/19/2025	(6,812)
HSBC Securities (USA), Inc.
United States Dollar	66,242	South African Rand	1,233,000	3/19/2025	510
J.P. Morgan Securities LLC
United States Dollar	1,055,392	Australian Dollar	1,702,000	3/19/2025	(2,960)
New Zealand Dollar	3,555,000	United States Dollar	1,995,942	3/19/2025	10,875
United States Dollar	328,592	Indonesian Rupiah	5,368,858,000	3/19/2025	(215)
Czech Koruna	7,984,000	United States Dollar	325,801	3/19/2025	3,306
United States Dollar	2,588,970	British Pound	2,100,000	3/19/2025	(14,413)
United States Dollar	1,055,236	Philippine Peso	61,744,000	3/19/2025	(912)
Euro	1,274,000	United States Dollar	1,315,660	3/19/2025	8,932
Indian Rupee	8,758,000	United States Dollar	100,754	3/19/2025	1
United States Dollar	208,239	Indonesian Rupiah	3,392,012,000	3/19/2025	502
South Korean Won	121,167,000	United States Dollar	84,496	3/19/2025	(937)
Brazilian Real	14,087,000	United States Dollar	2,303,002	3/19/2025	84,224
Morgan Stanley & Co. LLC
Philippine Peso	29,558,000	United States Dollar	506,711	3/19/2025	(1,114)
United States Dollar	112,067	South African Rand	2,119,000	3/19/2025	(898)
United States Dollar	615,022	Canadian Dollar	889,000	3/19/2025	2,109
Swiss Franc	304,000	United States Dollar	334,966	3/19/2025	604
United States Dollar	233,068	Japanese Yen	35,982,000	3/19/2025	(182)
United States Dollar	182,638	Israeli Shekel	666,000	3/19/2025	(3,654)
Czech Koruna	10,654,000	United States Dollar	441,130	3/19/2025	(1,963)
Malaysian Ringgit	590,000	United States Dollar	131,009	3/19/2025	1,566
United States Dollar	384,797	Swiss Franc	348,000	3/19/2025	658
Japanese Yen	1,627,945,015	United States Dollar	10,905,987	3/19/2025	(352,960)
Norwegian Krone	55,796,218	United States Dollar	5,022,266	3/19/2025	(92,897)
Brazilian Real	661,000	United States Dollar	105,828	3/19/2025	6,187
United States Dollar	431,648	Indonesian Rupiah	7,042,250,000	3/19/2025	358
Hungarian Forint	53,642,000	United States Dollar	136,730	3/19/2025	(696)
United States Dollar	166,150	Polish Zloty	691,000	3/19/2025	(3,485)
United States Dollar	557,887	Norwegian Krone	6,198,000	3/19/2025	10,319
United States Dollar	1,033,385	Chilean Peso	1,006,104,000	3/19/2025	8,214
United States Dollar	160,605	Hungarian Forint	64,846,000	3/19/2025	(3,842)
Indonesian Rupiah	8,180,284,000	United States Dollar	502,814	3/19/2025	(1,827)
Polish Zloty	244,000	United States Dollar	60,123	3/19/2025	(223)
Israeli Shekel	1,220,000	United States Dollar	336,058	3/19/2025	5,196
United States Dollar	262,239	Euro	251,000	3/19/2025	1,271
South Korean Won	194,603,000	United States Dollar	132,757	3/19/2025	1,445
United States Dollar	711,177	Japanese Yen	106,158,000	3/19/2025	23,016
United States Dollar	3,906,047	Czech Koruna	92,779,000	3/19/2025	81,623
United States Dollar	119,854	Chilean Peso	119,267,000	3/19/2025	(1,673)
Israeli Shekel	623,000	United States Dollar	175,422	3/19/2025	(1,159)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Standard Chartered PLC
United States Dollar	67,169	Australian Dollar	108,000	3/19/2025	11
United States Dollar	65,032	British Pound	52,000	3/19/2025	567
United States Dollar	98,107	Canadian Dollar	141,000	3/19/2025	896
United States Dollar	75,206	Euro	72,000	3/19/2025	347
United States Dollar	69,502	Swiss Franc	62,000	3/19/2025	1,063
Gross Unrealized Appreciation					2,141,510
Gross Unrealized Depreciation					(1,544,418)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 1 Month ABGS1204	USD 1 Month Fixed at 0.21%	Goldman Sachs & Co. LLC	3/27/2025	21,698,228	36,158
USD - 1 Month ABGS1204	USD 1 Month Fixed at 0.21%	Goldman Sachs & Co. LLC	3/27/2025	21,846,962	36,406
Gross Unrealized Appreciation					72,564

ABGS1204—Goldman Sachs Commodity Strategy 1204
USD—United States Dollar
See notes to consolidated statement of investments.

Consolidated Statement of Investments
BNY Mellon Dynamic Total Return Fund

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	3,884,879	—	—	3,884,879
U.S. Treasury Securities	—	61,678,379	—	61,678,379
Investment Companies	7,182,770	—	—	7,182,770
	11,067,649	61,678,379	—	72,746,028
Other Financial Instruments:
Options Purchased	369,200	—	—	369,200
Futures††	2,306,217	—	—	2,306,217
Forward Foreign Currency Exchange Contracts††	—	2,141,510	—	2,141,510
Swap Agreements††	—	72,564	—	72,564
	2,675,417	2,214,074	—	4,889,491
Liabilities ($)
Other Financial Instruments:
Options Written	(76,500)	—	—	(76,500)
Futures††	(2,257,422)	—	—	(2,257,422)
Forward Foreign Currency Exchange Contracts††	—	(1,544,418)	—	(1,544,418)
	(2,333,922)	(1,544,418)	—	(3,878,340)

†	See Consolidated Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Consolidated Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.
Options purchased and written at January 31, 2025 are set forth in the Consolidated Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at January 31, 2025 are set forth in the Consolidated Statement of Investments.
At January 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $476,240, consisting of $4,619,197 gross unrealized appreciation and $4,142,957 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.